Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.1% OF NET ASSETS

Capital Goods 6.4%
Caterpillar, Inc.	45,737	30,065,674
CNH Industrial NV	1,452,257	15,626,285
Deere & Co.	24,325	12,843,600
Fastenal Co.	158,636	6,878,457
Parker-Hannifin Corp.	12,337	11,545,458
Rockwell Automation, Inc.	49,912	21,045,395
		98,004,869

Commercial & Professional Services 2.1%
Republic Services, Inc., Class A	80,544	17,324,209
Rollins, Inc.	238,162	15,085,181
		32,409,390

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	239,000	57,192,700
TJX Cos., Inc.	198,528	29,741,480
		86,934,180

Consumer Services 0.5%
Booking Holdings, Inc.	1,661	8,308,056

Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	146,616	17,467,830

Energy 3.9%
EOG Resources, Inc.	161,844	18,147,568
Exxon Mobil Corp.	286,269	40,478,436
		58,626,004

Equity Real Estate Investment Trusts (REITs) 0.5%
Public Storage	26,907	7,431,444

Financial Services 8.3%
Blackrock, Inc.	11,812	13,216,919
CME Group, Inc.	41,495	11,994,545
Fidelity National Information Services, Inc.	710,504	39,255,346
Morgan Stanley	81,764	14,946,459
MSCI, Inc., Class A	16,026	9,763,360
Visa, Inc., Class A	114,272	36,776,158
		125,952,787

Food, Beverage & Tobacco 0.8%
Constellation Brands, Inc., Class A	77,010	12,067,467

Health Care Equipment & Services 5.5%
Becton Dickinson & Co.	104,044	21,170,873
Boston Scientific Corp. *	185,329	17,333,821
SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	28,025	14,130,766
UnitedHealth Group, Inc.	110,406	31,678,794
		84,314,254

Household & Personal Products 2.1%
L'Oreal SA, Sponsored ADR	141,090	12,933,720
Procter & Gamble Co.	120,494	18,287,375
		31,221,095

Insurance 2.0%
Marsh & McLennan Cos., Inc.	34,710	6,532,075
Progressive Corp.	111,528	23,197,824
		29,729,899

Materials 1.2%
Linde PLC	38,378	17,537,595

Media & Entertainment 13.2%
Alphabet, Inc., Class A	360,614	121,887,532
Meta Platforms, Inc., Class A	109,568	78,505,472
		200,393,004

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Eli Lilly & Co.	42,701	44,287,342
Johnson & Johnson	28,529	6,483,215
Thermo Fisher Scientific, Inc.	29,473	17,053,373
Zoetis, Inc.	137,201	17,125,429
		84,949,359

Semiconductors & Semiconductor Equipment 16.4%
ASML Holding NV, Registry Shares	13,768	19,591,864
Broadcom, Inc.	200,530	66,435,589
NVIDIA Corp.	813,380	155,461,319
Texas Instruments, Inc.	37,756	8,138,306
		249,627,078

Software & Services 12.2%
Accenture PLC, Class A	37,155	9,795,544
Microsoft Corp.	283,416	121,951,071
Palo Alto Networks, Inc. *	78,684	13,924,707
Salesforce, Inc.	117,073	24,853,427
ServiceNow, Inc. *	131,388	15,373,710
		185,898,459

Technology Hardware & Equipment 8.7%
Apple, Inc.	387,826	100,633,091
Arista Networks, Inc. *	99,378	14,085,838
Motorola Solutions, Inc.	42,484	17,101,509
		131,820,438

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.9%
Duke Energy Corp.	119,908	14,550,836
NextEra Energy, Inc.	213,529	18,769,199
WEC Energy Group, Inc.	235,695	26,084,365
		59,404,400
Total Common Stocks (Cost $761,467,260)		1,522,097,608

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (a)	2,153,962	2,153,962
Total Short-Term Investments (Cost $2,153,962)		2,153,962
Total Investments in Securities (Cost $763,621,222)		1,524,251,570

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,522,097,608	$—	$—	$1,522,097,608
Short-Term Investments[1]	2,153,962	—	—	2,153,962
Total	$1,524,251,570	$—	$—	$1,524,251,570

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Banks 7.9%
Bank of America Corp.	215,000	11,438,000
JPMorgan Chase & Co.	75,000	22,941,750
PNC Financial Services Group, Inc.	35,000	7,815,500
Truist Financial Corp.	130,000	6,684,600
		48,879,850

Capital Goods 11.2%
Caterpillar, Inc.	10,000	6,573,600
CNH Industrial NV	200,000	2,152,000
Fastenal Co.	124,000	5,376,640
General Dynamics Corp.	15,000	5,266,350
Illinois Tool Works, Inc.	18,500	4,833,310
Lockheed Martin Corp.	27,000	17,123,940
Parker-Hannifin Corp.	13,000	12,165,920
Rockwell Automation, Inc.	9,750	4,111,087
RTX Corp.	43,000	8,639,990
Watsco, Inc.	8,000	3,091,600
		69,334,437

Consumer Discretionary Distribution & Retail 4.5%
Genuine Parts Co.	35,000	4,864,650
Home Depot, Inc.	30,150	11,293,889
TJX Cos., Inc.	80,000	11,984,800
		28,143,339

Consumer Services 2.8%
Booking Holdings, Inc.	1,000	5,001,840
McDonald's Corp.	39,000	12,285,000
		17,286,840

Consumer Staples Distribution & Retail 3.6%
Walmart, Inc.	185,000	22,040,900

Energy 8.2%
Chevron Corp.	85,000	15,036,500
EOG Resources, Inc.	60,000	6,727,800
Exxon Mobil Corp.	150,000	21,210,000
Kinder Morgan, Inc.	260,000	7,927,400
		50,901,700

Equity Real Estate Investment Trusts (REITs) 2.5%
AvalonBay Communities, Inc.	20,000	3,553,400
Lamar Advertising Co., Class A	40,000	5,132,400
Public Storage	25,000	6,904,750
		15,590,550

Financial Services 9.1%
Blackrock, Inc.	14,000	15,665,160
Fidelity National Information Services, Inc.	155,000	8,563,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	130,000	23,764,000
Visa, Inc., Class A	25,000	8,045,750
		56,038,660

Food, Beverage & Tobacco 7.2%
Altria Group, Inc.	85,000	5,269,150
Coca-Cola Co.	245,000	18,328,450
Constellation Brands, Inc., Class A	15,000	2,350,500
Philip Morris International, Inc.	105,000	18,841,200
		44,789,300

Health Care Equipment & Services 5.4%
Abbott Laboratories	72,000	7,869,600
Becton Dickinson & Co.	31,000	6,307,880
CVS Health Corp.	50,000	3,726,000
Elevance Health, Inc.	20,000	6,914,800
Medtronic PLC	85,000	8,751,600
		33,569,880

Household & Personal Products 2.0%
Procter & Gamble Co.	82,000	12,445,140

Insurance 2.9%
Allstate Corp.	40,000	7,959,600
Cincinnati Financial Corp.	30,000	4,826,700
Progressive Corp.	25,000	5,200,000
		17,986,300

Materials 0.7%
PPG Industries, Inc.	35,000	4,047,050

Media & Entertainment 2.7%
Alphabet, Inc., Class A	45,000	15,210,000
Omnicom Group, Inc.	20,000	1,540,800
		16,750,800

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	60,000	13,380,600
Johnson & Johnson	72,310	16,432,448
Merck & Co., Inc.	50,000	5,513,500
Pfizer, Inc.	170,000	4,494,800
		39,821,348

Semiconductors & Semiconductor Equipment 4.3%
Broadcom, Inc.	60,000	19,878,000
Texas Instruments, Inc.	30,000	6,466,500
		26,344,500

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 6.1%
Accenture PLC, Class A	20,000	5,272,800
International Business Machines Corp.	55,000	16,868,500
Microsoft Corp.	36,000	15,490,440
		37,631,740

Technology Hardware & Equipment 3.0%
Apple, Inc.	26,000	6,746,480
Cisco Systems, Inc.	150,000	11,748,000
		18,494,480

Telecommunication Services 3.2%
Comcast Corp., Class A	260,000	7,735,000
Verizon Communications, Inc.	275,000	12,243,000
		19,978,000

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.8%
Union Pacific Corp.	20,000	4,702,000

Utilities 4.8%
Duke Energy Corp.	127,500	15,472,125
Eversource Energy	80,000	5,530,400
NextEra Energy, Inc.	100,000	8,790,000
		29,792,525
Total Common Stocks (Cost $377,379,380)		614,569,339
Total Investments in Securities (Cost $377,379,380)		614,569,339

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$614,569,339	$—	$—	$614,569,339
Total	$614,569,339	$—	$—	$614,569,339

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 3.1%
Tesla, Inc. *	42,749	18,399,597

Banks 0.5%
Citigroup, Inc.	25,701	2,973,863

Capital Goods 6.5%
Caterpillar, Inc.	10,646	6,998,255
GE Vernova, Inc.	7,142	5,187,734
General Electric Co.	27,563	8,456,053
Howmet Aerospace, Inc.	8,076	1,680,454
Parker-Hannifin Corp.	6,427	6,014,644
Quanta Services, Inc.	9,885	4,691,717
Vertiv Holdings Co., Class A	27,856	5,186,230
		38,215,087

Consumer Discretionary Distribution & Retail 8.0%
Amazon.com, Inc. *	131,419	31,448,567
Home Depot, Inc.	18,915	7,085,370
O'Reilly Automotive, Inc. *	29,738	2,926,516
TJX Cos., Inc.	39,554	5,925,585
		47,386,038

Consumer Services 1.7%
Booking Holdings, Inc.	940	4,701,729
DoorDash, Inc., Class A *	15,350	3,140,917
Royal Caribbean Cruises Ltd.	6,321	2,052,113
		9,894,759

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	8,843	8,314,631
Walmart, Inc.	28,014	3,337,588
		11,652,219

Energy 0.3%
TechnipFMC PLC	32,388	1,804,659

Financial Services 5.5%
American Express Co.	18,405	6,481,689
Blackrock, Inc.	2,062	2,307,254
Blackstone, Inc.	12,491	1,778,968
Interactive Brokers Group, Inc., Class A	51,824	3,880,581
Mastercard, Inc., Class A	14,854	8,003,187
Visa, Inc., Class A	31,521	10,144,404
		32,596,083

Food, Beverage & Tobacco 1.1%
Philip Morris International, Inc.	34,383	6,169,685

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 1.7%
Boston Scientific Corp. *	49,610	4,640,023
Intuitive Surgical, Inc. *	9,990	5,037,158
		9,677,181

Media & Entertainment 14.7%
Alphabet, Inc., Class A	133,454	45,107,452
Meta Platforms, Inc., Class A	42,692	30,588,818
Netflix, Inc. *	107,880	9,006,901
Spotify Technology SA *	4,421	2,212,048
		86,915,219

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	42,134	9,396,303
Alnylam Pharmaceuticals, Inc. *	7,006	2,368,449
Eli Lilly & Co.	18,561	19,250,541
Vertex Pharmaceuticals, Inc. *	7,301	3,430,740
		34,446,033

Semiconductors & Semiconductor Equipment 20.3%
Advanced Micro Devices, Inc. *	35,376	8,374,560
Broadcom, Inc.	99,786	33,059,102
KLA Corp.	2,590	3,698,365
Lam Research Corp.	43,231	10,092,709
NVIDIA Corp.	322,560	61,650,893
Texas Instruments, Inc.	13,210	2,847,415
		119,723,044

Software & Services 16.4%
AppLovin Corp., Class A *	2,944	1,392,836
Cadence Design Systems, Inc. *	11,933	3,536,464
Crowdstrike Holdings, Inc., Class A *	12,753	5,629,238
Datadog, Inc., Class A *	31,836	4,117,032
International Business Machines Corp.	13,892	4,260,676
Intuit, Inc.	12,612	6,292,379
Microsoft Corp.	99,364	42,755,336
Oracle Corp.	20,375	3,353,317
Palantir Technologies, Inc., Class A *	35,355	5,182,689
Palo Alto Networks, Inc. *	43,500	7,698,195
Salesforce, Inc.	13,206	2,803,502
ServiceNow, Inc. *	33,034	3,865,308
Snowflake, Inc., Class A *	5,564	1,072,183
Synopsys, Inc. *	10,311	4,795,801
		96,754,956

Technology Hardware & Equipment 11.2%
Amphenol Corp., Class A	64,479	9,290,134
Apple, Inc.	186,176	48,308,949
Arista Networks, Inc. *	57,793	8,191,580
		65,790,663

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.7%
Uber Technologies, Inc. *	52,644	4,214,152
Total Common Stocks (Cost $235,311,571)		586,613,238
Total Investments in Securities (Cost $235,311,571)		586,613,238

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$586,613,238	$—	$—	$586,613,238
Total	$586,613,238	$—	$—	$586,613,238

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.4% OF NET ASSETS

Automobiles & Components 0.7%
Adient PLC *	43,925	913,640
Cooper-Standard Holdings, Inc. *	9,062	284,275
Garrett Motion, Inc.	91,337	1,647,719
Strattec Security Corp. *	21,584	1,707,726
		4,553,360

Banks 8.7%
Amerant Bancorp, Inc.	51,580	1,119,286
Ameris Bancorp	14,020	1,130,292
Associated Banc-Corp.	201,487	5,492,536
Axos Financial, Inc. *	87,353	8,647,073
BankUnited, Inc.	120,561	5,723,031
Customers Bancorp, Inc. *	65,767	5,196,908
Enterprise Financial Services Corp.	28,708	1,646,404
First Financial Corp.	48,814	3,180,720
Great Southern Bancorp, Inc.	6,135	376,566
Hancock Whitney Corp.	61,693	4,244,478
Hanmi Financial Corp.	45,138	1,199,317
Hope Bancorp, Inc.	88,840	1,064,303
International Bancshares Corp.	106,425	7,411,437
OceanFirst Financial Corp.	77,494	1,453,013
Texas Capital Bancshares, Inc. *	20,246	2,048,288
Trustmark Corp.	95,167	4,046,501
UMB Financial Corp.	10,792	1,372,095
Valley National Bancorp	237,144	2,954,814
		58,307,062

Capital Goods 14.6%
AAR Corp. *	41,778	4,424,708
Allient, Inc.	46,094	2,812,195
American Superconductor Corp. *	6,746	201,840
Applied Industrial Technologies, Inc.	4,602	1,198,407
Argan, Inc.	4,259	1,478,341
Array Technologies, Inc. *	63,230	716,080
Astronics Corp. *	29,375	2,225,156
Atkore, Inc.	14,944	1,037,861
Atmus Filtration Technologies, Inc.	80,483	4,665,599
Bloom Energy Corp., Class A *	50,132	7,588,481
Blue Bird Corp. *	47,954	2,412,566
Comfort Systems USA, Inc.	3,855	4,402,795
Ducommun, Inc. *	18,024	2,043,020
Dycom Industries, Inc. *	7,699	2,805,439
EnerSys	33,903	6,108,982
ESCO Technologies, Inc.	4,509	1,028,819
Federal Signal Corp.	11,066	1,196,124
Franklin Electric Co., Inc.	8,588	855,537
Griffon Corp.	36,339	2,959,812
Herc Holdings, Inc.	1,756	251,705
IES Holdings, Inc. *	4,299	1,634,867
Leonardo DRS, Inc.	26,379	1,083,122
LSI Industries, Inc.	29,327	648,420
Mercury Systems, Inc. *	26,078	2,448,203
Modine Manufacturing Co. *	10,896	2,012,055
Moog, Inc., Class A	17,964	5,485,307
Mueller Water Products, Inc., Class A	64,753	1,752,864
SECURITY	NUMBER OF SHARES	VALUE ($)
Nextpower, Inc., Class A *	46,641	5,461,195
Powell Industries, Inc.	5,818	2,580,807
Power Solutions International, Inc. *	15,214	1,090,235
Preformed Line Products Co.	2,386	598,743
Primoris Services Corp.	29,050	4,306,662
Resideo Technologies, Inc. *	11,862	406,392
SPX Technologies, Inc. *	15,769	3,286,417
Sterling Infrastructure, Inc. *	11,355	4,064,068
Thermon Group Holdings, Inc. *	48,573	2,197,928
Tutor Perini Corp.	29,394	2,318,893
V2X, Inc. *	11,847	815,429
Vicor Corp. *	7,026	1,107,789
Watts Water Technologies, Inc., Class A	13,862	4,149,035
		97,861,898

Commercial & Professional Services 2.8%
Brink's Co.	17,809	2,262,455
Cimpress PLC *	12,144	960,469
ExlService Holdings, Inc. *	20,242	792,474
Huron Consulting Group, Inc. *	6,585	1,112,865
IBEX Holdings Ltd. *	151,743	5,644,840
Legalzoom.com, Inc. *	59,643	530,226
Maximus, Inc.	36,649	3,461,131
TriNet Group, Inc.	10,394	636,529
Verra Mobility Corp., Class A *	124,926	2,411,072
Willdan Group, Inc. *	7,309	922,396
		18,734,457

Consumer Discretionary Distribution & Retail 2.6%
Gold.com, Inc.	16,646	863,095
Group 1 Automotive, Inc.	8,174	2,895,721
Kohl's Corp.	73,997	1,292,728
National Vision Holdings, Inc. *	17,539	462,153
Revolve Group, Inc. *	31,479	870,394
Sally Beauty Holdings, Inc. *	146,381	2,227,919
Signet Jewelers Ltd.	15,178	1,400,474
Sonic Automotive, Inc., Class A	40,577	2,432,997
ThredUp, Inc., Class A *	55,500	281,940
Urban Outfitters, Inc. *	32,987	2,337,129
Victoria's Secret & Co. *	20,989	1,144,110
Zumiez, Inc. *	37,904	932,817
		17,141,477

Consumer Durables & Apparel 2.4%
Champion Homes, Inc. *	24,603	1,928,383
Green Brick Partners, Inc. *	16,577	1,150,278
Installed Building Products, Inc.	10,121	2,916,265
JAKKS Pacific, Inc.	23,104	422,110
M/I Homes, Inc. *	13,931	1,862,575
Peloton Interactive, Inc., Class A *	306,053	1,710,836
Polaris, Inc.	22,611	1,443,486
Sonos, Inc. *	119,095	1,709,013
Taylor Morrison Home Corp., Class A *	39,533	2,409,537
YETI Holdings, Inc. *	19,432	888,237
		16,440,720

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 3.5%
Adtalem Global Education, Inc. *	20,075	2,078,766
American Public Education, Inc. *	40,867	1,707,423
BJ's Restaurants, Inc. *	65,919	2,756,733
Brinker International, Inc. *	27,671	4,364,270
Cheesecake Factory, Inc.	29,718	1,722,455
Coursera, Inc. *	234,638	1,421,906
Frontdoor, Inc. *	25,899	1,530,890
Life Time Group Holdings, Inc. *	52,238	1,523,783
Monarch Casino & Resort, Inc.	44,852	4,105,304
Navan, Inc., Class A *	48,542	557,262
Rush Street Interactive, Inc. *	44,909	793,542
Stride, Inc. *	13,160	1,113,336
		23,675,670

Consumer Staples Distribution & Retail 0.5%
Sprouts Farmers Market, Inc. *	8,133	576,711
United Natural Foods, Inc. *	68,534	2,551,521
		3,128,232

Energy 4.4%
California Resources Corp.	47,110	2,520,385
Centrus Energy Corp., Class A *	1,607	447,196
CVR Energy, Inc. *	86,100	1,957,914
Gulfport Energy Corp. *	9,863	2,013,729
Helix Energy Solutions Group, Inc. *	281,056	2,231,585
Helmerich & Payne, Inc.	54,460	1,845,105
Navigator Holdings Ltd.	24,036	445,387
Oceaneering International, Inc. *	77,868	2,343,827
Oil States International, Inc. *	153,906	1,303,584
Par Pacific Holdings, Inc. *	83,513	3,151,781
PBF Energy, Inc., Class A	65,370	2,187,280
Peabody Energy Corp.	37,455	1,320,663
ProFrac Holding Corp., Class A *	72,788	379,225
ProPetro Holding Corp. *	92,183	1,059,183
Scorpio Tankers, Inc.	39,097	2,487,351
Teekay Corp. Ltd.	79,984	818,236
Tidewater, Inc. *	21,719	1,357,220
Transocean Ltd. *	315,943	1,570,237
		29,439,888

Equity Real Estate Investment Trusts (REITs) 3.8%
Alexander's, Inc.	7,750	1,897,975
COPT Defense Properties	59,495	1,833,041
DiamondRock Hospitality Co.	838,520	7,697,613
Global Net Lease, Inc.	181,228	1,714,417
Outfront Media, Inc.	268,353	6,526,345
Sabra Health Care REIT, Inc.	40,281	754,463
Xenia Hotels & Resorts, Inc.	326,580	4,817,055
		25,240,909

Financial Services 7.0%
Acadian Asset Management, Inc.	21,774	1,206,715
Atlanticus Holdings Corp. *	19,376	1,000,383
BGC Group, Inc., Class A	269,850	2,458,333
Bread Financial Holdings, Inc.	62,484	4,532,589
Enova International, Inc. *	48,383	7,991,420
EVERTEC, Inc.	132,377	3,972,634
Jackson Financial, Inc., Class A	63,231	7,519,431
LendingTree, Inc. *	4,122	233,553
Marex Group PLC	10,667	421,133
NCR Atleos Corp. *	53,139	1,982,085
NMI Holdings, Inc., Class A *	49,677	1,923,493
Pagseguro Digital Ltd., Class A	365,086	4,107,217
SECURITY	NUMBER OF SHARES	VALUE ($)
PROG Holdings, Inc.	66,040	2,142,338
Regional Management Corp.	20,875	773,419
StoneCo Ltd., Class A *	133,899	2,161,130
Virtus Investment Partners, Inc.	19,301	3,150,888
World Acceptance Corp. *	12,591	1,526,659
		47,103,420

Food, Beverage & Tobacco 0.5%
Cal-Maine Foods, Inc.	25,656	2,143,046
Seneca Foods Corp., Class A *	9,705	1,158,097
		3,301,143

Health Care Equipment & Services 3.2%
Alphatec Holdings, Inc. *	35,060	519,940
AtriCure, Inc. *	23,507	868,113
Avanos Medical, Inc. *	91,921	1,224,388
Aveanna Healthcare Holdings, Inc. *	79,463	667,489
Axogen, Inc. *	22,146	771,788
BrightSpring Health Services, Inc. *	51,953	2,040,194
Brookdale Senior Living, Inc. *	43,637	654,555
Ensign Group, Inc.	4,104	704,493
GeneDx Holdings Corp. *	3,397	326,995
Guardian Pharmacy Services, Inc., Class A *	40,654	1,227,751
HealthEquity, Inc. *	20,821	1,783,735
Hims & Hers Health, Inc. *	27,912	756,136
IRhythm Holdings, Inc. *	5,160	797,272
LivaNova PLC *	29,696	1,951,324
OmniAb, Inc., Class A *(a)	5,508	0
OmniAb, Inc., Class B *(a)	5,508	0
OptimizeRx Corp. *	39,511	425,138
Option Care Health, Inc. *	83,563	2,841,142
PACS Group, Inc. *	3,725	125,756
Phreesia, Inc. *	42,528	571,151
Tactile Systems Technology, Inc. *	10,789	311,371
Teladoc Health, Inc. *	169,021	921,164
Tenet Healthcare Corp. *	4,984	943,372
TruBridge, Inc. *	19,265	372,778
UFP Technologies, Inc. *	1,898	476,664
		21,282,709

Household & Personal Products 0.2%
Herbalife Ltd. *	70,942	1,223,040

Insurance 2.4%
CNO Financial Group, Inc.	128,510	5,403,846
Donegal Group, Inc., Class A	18,334	342,296
Fidelis Insurance Holdings Ltd.	67,109	1,277,755
Heritage Insurance Holdings, Inc. *	63,906	1,666,029
Palomar Holdings, Inc. *	10,617	1,312,155
Selective Insurance Group, Inc.	15,459	1,299,793
Skyward Specialty Insurance Group, Inc. *	45,962	2,050,825
Slide Insurance Holdings, Inc. *	84,793	1,460,983
Universal Insurance Holdings, Inc.	49,125	1,495,856
		16,309,538

Materials 5.6%
Alpha Metallurgical Resources, Inc. *	4,446	932,771
Caledonia Mining Corp. PLC	57,469	1,576,949
Century Aluminum Co. *	16,549	750,166
Chemours Co.	132,229	1,982,113
Coeur Mining, Inc. *	144,268	2,948,838
Commercial Metals Co.	60,359	4,639,796
Constellium SE, Class A *	137,283	3,084,749
HB Fuller Co.	43,516	2,615,311

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hecla Mining Co.	94,687	2,132,351
Ingevity Corp. *	21,159	1,392,051
Koppers Holdings, Inc.	112,633	3,318,168
Materion Corp.	18,640	2,577,539
Mativ Holdings, Inc.	202,556	2,440,800
Minerals Technologies, Inc.	44,189	2,905,869
O-I Glass, Inc. *	71,357	1,090,335
SSR Mining, Inc. *	140,567	3,209,145
		37,596,951

Media & Entertainment 0.6%
AMC Networks, Inc., Class A *(b)	159,656	1,230,948
CuriosityStream, Inc.	29,828	110,960
Gray Media, Inc. (b)	228,603	1,031,000
Nexxen International Ltd. *	48,812	301,658
Thryv Holdings, Inc. *	66,252	318,672
Yelp, Inc., Class A *	26,929	737,316
		3,730,554

Pharmaceuticals, Biotechnology & Life Sciences 15.1%
10X Genomics, Inc., Class A *	103,284	2,086,337
Adaptive Biotechnologies Corp. *	112,955	2,089,667
Alkermes PLC *	122,384	4,147,594
Amneal Pharmaceuticals, Inc. *	254,624	3,483,256
AnaptysBio, Inc. *	35,411	1,678,835
ANI Pharmaceuticals, Inc. *	16,715	1,368,123
Arbutus Biopharma Corp. *	257,366	1,062,922
Arcus Biosciences, Inc. *	128,070	2,694,593
Arcutis Biotherapeutics, Inc. *	101,590	2,577,338
Ardelyx, Inc. *	87,220	670,722
Arrowhead Pharmaceuticals, Inc. *	50,326	3,489,102
Aurinia Pharmaceuticals, Inc. *	121,969	1,772,210
Axsome Therapeutics, Inc. *	22,182	4,087,033
BioCryst Pharmaceuticals, Inc. *	265,354	1,746,029
Bridgebio Pharma, Inc. *	41,713	3,223,163
CareDx, Inc. *	87,501	1,798,146
Catalyst Pharmaceuticals, Inc. *	172,872	4,200,790
Cogent Biosciences, Inc. *	7,061	253,561
Collegium Pharmaceutical, Inc. *	39,556	1,816,412
Dianthus Therapeutics, Inc. *	13,031	695,725
Enanta Pharmaceuticals, Inc. *	67,022	864,584
Fortrea Holdings, Inc. *	76,424	1,284,687
GRAIL, Inc. *	9,822	960,788
Harmony Biosciences Holdings, Inc. *	42,611	1,556,154
Indivior Pharmaceuticals, Inc. *	111,049	3,928,914
Kiniksa Pharmaceuticals International PLC *	63,530	2,790,238
Kodiak Sciences, Inc. *	24,272	552,673
Krystal Biotech, Inc. *	2,296	641,135
Madrigal Pharmaceuticals, Inc. *	6,369	3,116,415
Medpace Holdings, Inc. *	3,362	1,958,298
Mesa Laboratories, Inc.	13,225	1,041,601
MiMedx Group, Inc. *	255,144	1,303,786
Mineralys Therapeutics, Inc. *	15,262	471,443
Mirum Pharmaceuticals, Inc. *	37,672	3,888,504
Monte Rosa Therapeutics, Inc. *	37,020	759,650
Myriad Genetics, Inc. *	242,869	1,364,924
Nurix Therapeutics, Inc. *	123,467	2,039,675
Olema Pharmaceuticals, Inc. *	15,770	405,604
Organogenesis Holdings, Inc., Class A *	247,995	991,980
Pacira BioSciences, Inc. *	88,321	1,814,113
Phibro Animal Health Corp., Class A	64,556	2,591,923
Praxis Precision Medicines, Inc. *	4,370	1,372,180
Prestige Consumer Healthcare, Inc. *	41,612	2,682,726
PTC Therapeutics, Inc. *	19,121	1,444,209
REGENXBIO, Inc. *	27,449	306,331
Rhythm Pharmaceuticals, Inc. *	20,936	2,146,359
Stoke Therapeutics, Inc. *	11,313	343,236
SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	28,686	1,381,518
Tarsus Pharmaceuticals, Inc. *	5,755	371,428
Taysha Gene Therapies, Inc. *	22,518	101,556
Terns Pharmaceuticals, Inc. *	19,134	662,036
Travere Therapeutics, Inc. *	73,313	2,279,301
Twist Bioscience Corp. *	39,032	1,603,044
Veracyte, Inc. *	60,867	2,317,815
Viridian Therapeutics, Inc. *	50,193	1,656,369
WaVe Life Sciences Ltd. *	51,056	660,665
Xeris Biopharma Holdings, Inc. *	21,985	161,810
Zymeworks, Inc. *	95,604	2,153,958
		100,913,188

Real Estate Management & Development 0.3%
Cushman & Wakefield Ltd. *	29,979	492,855
Newmark Group, Inc., Class A	68,890	1,228,308
		1,721,163

Semiconductors & Semiconductor Equipment 3.6%
ACM Research, Inc., Class A *	15,439	897,315
Ambarella, Inc. *	27,220	1,743,169
Axcelis Technologies, Inc. *	23,524	2,071,759
Credo Technology Group Holding Ltd. *	42,203	5,287,192
Impinj, Inc. *	2,245	310,034
Penguin Solutions, Inc. *	124,146	2,384,845
Photronics, Inc. *	29,815	1,030,705
Rigetti Computing, Inc. *	58,985	1,071,757
Semtech Corp. *	36,207	2,887,508
Silicon Laboratories, Inc. *	12,036	1,714,528
SiTime Corp. *	5,200	1,888,172
Synaptics, Inc. *	34,408	2,839,004
		24,125,988

Software & Services 4.9%
8x8, Inc. *	264,099	438,404
ACI Worldwide, Inc. *	14,466	627,246
Alarm.com Holdings, Inc. *	25,472	1,242,524
Appian Corp., Class A *	19,445	542,516
Asana, Inc., Class A *	205,766	2,109,101
Blackbaud, Inc. *	63,691	3,420,207
Box, Inc., Class A *	40,895	1,036,688
Commerce.com, Inc. *	256,075	798,954
Commvault Systems, Inc. *	6,174	529,112
Consensus Cloud Solutions, Inc. *	20,726	442,707
Domo, Inc., Class B *	101,009	592,923
D-Wave Quantum, Inc. *	52,690	1,118,082
DXC Technology Co. *	207,951	3,000,733
eGain Corp. *	85,679	879,923
Five9, Inc. *	129,424	2,285,628
Intapp, Inc. *	24,743	840,025
Mitek Systems, Inc. *	35,197	352,674
Progress Software Corp. *	31,604	1,293,236
Q2 Holdings, Inc. *	18,239	1,117,139
Qualys, Inc. *	30,110	3,971,509
Red Violet, Inc.	26,458	1,203,310
RingCentral, Inc., Class A *	151,049	3,909,148
Sprout Social, Inc., Class A *	67,504	610,911
Yext, Inc. *	112,932	808,593
		33,171,293

Technology Hardware & Equipment 5.6%
ADTRAN Holdings, Inc. *	57,672	531,736
Advanced Energy Industries, Inc.	20,313	5,187,128
Arlo Technologies, Inc. *	48,644	617,292
Belden, Inc.	27,682	3,252,912

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daktronics, Inc. *	19,236	445,313
Diebold Nixdorf, Inc. *	15,631	1,078,695
Extreme Networks, Inc. *	187,974	2,740,661
Fabrinet *	12,284	6,012,281
IonQ, Inc. *	56,969	2,277,621
Itron, Inc. *	17,933	1,776,802
Napco Security Technologies, Inc.	22,846	842,789
OSI Systems, Inc. *	14,057	3,516,218
Plexus Corp. *	7,570	1,508,928
Sanmina Corp. *	25,218	3,572,886
TTM Technologies, Inc. *	26,367	2,589,239
Vistance Networks, Inc. *	17,502	315,036
Xerox Holdings Corp.	463,961	1,016,075
		37,281,612

Telecommunication Services 0.9%
Bandwidth, Inc., Class A *	62,861	878,168
IDT Corp., Class B	42,454	2,064,538
Liberty Latin America Ltd., Class A *	45,282	349,577
Lumen Technologies, Inc. *	287,467	2,535,459
		5,827,742

Transportation 0.9%
Costamare Bulkers Holdings Ltd. *	35,459	586,137
Costamare, Inc.	40,136	673,482
Hertz Global Holdings, Inc. *(c)	87,267	427,609
Matson, Inc.	9,007	1,443,822
SkyWest, Inc. *	33,010	3,186,125
		6,317,175

Utilities 1.6%
Hallador Energy Co. *	107,849	1,994,128
Hawaiian Electric Industries, Inc. *	57,266	877,315
Middlesex Water Co.	7,962	417,050
Oklo, Inc. *	20,459	1,628,946
Ormat Technologies, Inc.	9,374	1,171,187
Portland General Electric Co.	97,230	4,885,807
		10,974,433
Total Common Stocks (Cost $517,724,610)		645,403,622

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	431,096	431,096
Total Short-Term Investments (Cost $431,096)		431,096
Total Investments in Securities (Cost $518,155,706)		645,834,718

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	230	30,182,900	597,258

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $425,292.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended January 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at January 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Household & Personal Products 0.0%
Nu Skin Enterprises, Inc., Class A	$—	$—	($284,126 )	($20,668 )	($1,359 )	$—	—	$1,714

Media & Entertainment 0.3%
AMC Networks, Inc., Class A	—	—	—	—	20,755	1,230,948	159,656	—
Gray Media, Inc.	—	255,780	(127,479)	(14,499)	30,719	1,031,000	228,603	13,491
						2,261,948
Total	$—	$255,780	($411,605 )	($35,167 )	$50,115	$2,261,948		$15,205

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$624,120,913	$—	$—	$624,120,913
Health Care Equipment & Services	21,282,709	—	0 *	21,282,709
Short-Term Investments [1]	431,096	—	—	431,096
Futures Contracts [2]	597,258	—	—	597,258
Total	$646,431,976	$—	$0	$646,431,976

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 0.2%
Pro Medicus Ltd.	10,578	1,352,326

Belgium 0.5%
UCB SA	11,845	3,609,473

China 0.8%
3SBio, Inc. *	160,000	477,090
Consun Pharmaceutical Group Ltd.	730,000	1,687,792
Hansoh Pharmaceutical Group Co. Ltd.	600,000	2,956,903
Livzon Pharmaceutical Group, Inc., H Shares	62,300	234,459
		5,356,244

Denmark 1.2%
Novo Nordisk AS, Class B	137,807	8,182,872

France 1.5%
EssilorLuxottica SA	6,347	1,940,251
Ipsen SA	30,215	4,936,080
Sanofi SA	35,093	3,310,100
		10,186,431

Hong Kong 0.1%
United Laboratories International Holdings Ltd.	600,000	913,564

Ireland 3.3%
Medtronic PLC	219,885	22,639,360

Japan 1.8%
Asahi Intecc Co. Ltd.	40,000	666,806
Astellas Pharma, Inc.	454,200	6,317,870
Hoya Corp.	15,000	2,516,337
Shionogi & Co. Ltd.	146,000	3,006,021
		12,507,034

Netherlands 0.4%
Koninklijke Philips NV	87,389	2,509,446

New Zealand 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	75,402	1,761,491

Republic of Korea 0.3%
Samsung Biologics Co. Ltd. *	1,513	1,828,474

Sweden 0.2%
Ambea AB	94,458	1,442,188

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 5.8%
Galenica AG	17,652	2,206,457
Novartis AG	139,687	20,725,329
Roche Holding AG	35,909	16,329,243
		39,261,029

United Kingdom 6.1%
AstraZeneca PLC	117,224	21,840,487
Convatec Group PLC	300,703	948,513
GSK PLC	638,908	16,523,221
Smith & Nephew PLC	133,575	2,276,553
		41,588,774

United States 77.3%
10X Genomics, Inc., Class A *	23,173	468,095
Abbott Laboratories	76,731	8,386,698
AbbVie, Inc.	176,476	39,355,913
Agilent Technologies, Inc.	20,814	2,785,954
Alnylam Pharmaceuticals, Inc. *	6,108	2,064,870
Amgen, Inc.	54,378	18,590,751
ANI Pharmaceuticals, Inc. *	56,156	4,596,369
Axsome Therapeutics, Inc. *	9,678	1,783,172
Becton Dickinson & Co.	32,773	6,668,650
Biogen, Inc. *	27,139	4,882,035
BioMarin Pharmaceutical, Inc. *	41,039	2,320,345
Boston Scientific Corp. *	258,341	24,162,634
BrightSpring Health Services, Inc. *	78,481	3,081,949
Bristol-Myers Squibb Co.	70,915	3,903,871
Cardinal Health, Inc.	36,256	7,790,689
Catalyst Pharmaceuticals, Inc. *	133,424	3,242,203
Cencora, Inc.	3,283	1,179,319
Cigna Group	36,099	9,895,097
CVS Health Corp.	18,619	1,387,488
Danaher Corp.	27,687	6,060,407
Elevance Health, Inc.	7,913	2,735,841
Eli Lilly & Co.	78,956	81,889,215
Encompass Health Corp.	21,501	2,032,490
Ensign Group, Inc.	15,483	2,657,812
Envista Holdings Corp. *	40,042	939,786
Exelixis, Inc. *	158,852	6,570,119
GE HealthCare Technologies, Inc.	59,078	4,665,390
Gilead Sciences, Inc.	192,684	27,351,494
HCA Healthcare, Inc.	11,889	5,805,042
HealthEquity, Inc. *	74,678	6,397,664
IDEXX Laboratories, Inc. *	2,805	1,880,640
Incyte Corp. *	33,385	3,340,837
Innoviva, Inc. *	63,658	1,273,160
Intuitive Surgical, Inc. *	7,152	3,606,181
IQVIA Holdings, Inc. *	43,685	10,054,103
Johnson & Johnson	203,737	46,299,233
Labcorp Holdings, Inc.	7,814	2,121,657
Madrigal Pharmaceuticals, Inc. *	1,311	641,485
McKesson Corp.	12,079	10,040,186
Medpace Holdings, Inc. *	8,307	4,838,661
Merck & Co., Inc.	258,630	28,519,130
Merit Medical Systems, Inc. *	19,700	1,597,473
Mettler-Toledo International, Inc. *	4,534	6,226,270
Mirum Pharmaceuticals, Inc. *	8,191	845,475

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Natera, Inc. *	11,800	2,727,452
Pfizer, Inc.	43,180	1,141,679
Prestige Consumer Healthcare, Inc. *	75,168	4,846,081
Regeneron Pharmaceuticals, Inc.	11,851	8,786,924
ResMed, Inc.	25,092	6,481,515
STERIS PLC	29,602	7,773,485
Stryker Corp.	72,515	26,798,643
Thermo Fisher Scientific, Inc.	27,028	15,638,671
United Therapeutics Corp. *	11,322	5,315,566
UnitedHealth Group, Inc.	64,753	18,579,578
Veracyte, Inc. *	94,965	3,616,267
Vertex Pharmaceuticals, Inc. *	16,082	7,556,932
		524,198,646
Total Common Stocks (Cost $402,897,591)		677,337,352
Total Investments in Securities (Cost $402,897,591)		677,337,352

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$548,280,194	$—	$—	$548,280,194
Australia	—	1,352,326	—	1,352,326
Belgium	—	3,609,473	—	3,609,473
China	234,459	5,121,785	—	5,356,244
Denmark	—	8,182,872	—	8,182,872
France	—	10,186,431	—	10,186,431
Hong Kong	—	913,564	—	913,564
Japan	—	12,507,034	—	12,507,034
Netherlands	—	2,509,446	—	2,509,446
New Zealand	—	1,761,491	—	1,761,491
Republic of Korea	—	1,828,474	—	1,828,474
Switzerland	—	39,261,029	—	39,261,029
United Kingdom	—	41,588,774	—	41,588,774
Total	$548,514,653	$128,822,699	$—	$677,337,352

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 4.9%
ANZ Group Holdings Ltd.	24,622	626,392
Aristocrat Leisure Ltd.	239,145	8,884,169
BHP Group Ltd.	250,535	8,629,015
Evolution Mining Ltd.	170,663	1,638,915
Fortescue Ltd.	227,600	3,295,845
Northern Star Resources Ltd.	266,644	4,901,796
Perseus Mining Ltd.	1,585,124	6,105,095
QBE Insurance Group Ltd.	327,147	4,483,803
Ramelius Resources Ltd.	707,740	2,179,708
Telstra Group Ltd.	1,632,195	5,545,048
		46,289,786

Brazil 0.5%
BB Seguridade Participacoes SA	663,800	4,705,977

Canada 2.2%
Hudbay Minerals, Inc.	340,677	8,068,765
Suncor Energy, Inc.	37,800	1,997,919
Toronto-Dominion Bank	117,900	11,018,950
		21,085,634

China 2.8%
Aluminum Corp. of China Ltd., H Shares	2,572,000	4,490,893
China Hongqiao Group Ltd.	293,500	1,342,372
China Life Insurance Co. Ltd., H Shares	1,162,000	5,171,176
NetEase, Inc.	136,300	3,534,268
New China Life Insurance Co. Ltd., H Shares	291,400	2,369,497
PetroChina Co. Ltd., H Shares	4,491,000	5,335,124
Sino Biopharmaceutical Ltd.	568,000	481,951
Tencent Holdings Ltd.	52,000	3,996,814
		26,722,095

Denmark 1.0%
Novo Nordisk AS, Class B	100,640	5,975,925
Pandora AS	23,446	1,897,804
Rockwool AS, B Shares	53,654	1,811,894
		9,685,623

Finland 2.2%
Konecranes OYJ	47,910	5,641,983
Nordea Bank Abp	353,215	6,815,279
Wartsila OYJ Abp	216,880	8,792,317
		21,249,579

France 8.6%
AXA SA	67,991	3,100,327
BNP Paribas SA	185,340	20,041,262
Capgemini SE	16,942	2,632,415
Christian Dior SE	3,013	1,828,886
Credit Agricole SA	612,550	13,265,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Ipsen SA	67,349	11,002,485
LVMH Moet Hennessy Louis Vuitton SE	10,058	6,491,476
Safran SA	24,800	8,860,821
Sanofi SA	102,861	9,702,224
Societe Generale SA	49,184	4,309,966
		81,235,504

Germany 9.4%
Allianz SE	21,277	9,368,723
Continental AG	154,834	12,183,769
Deutsche Bank AG	292,615	11,546,906
Deutsche Telekom AG	558,345	18,737,083
Fresenius Medical Care AG	26,210	1,179,947
Heidelberg Materials AG	19,374	5,305,969
IONOS Group SE *	17,983	579,772
Mercedes-Benz Group AG	105,688	7,223,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,118	7,950,510
SAP SE	9,941	1,985,897
Siemens AG	18,887	5,710,109
Siemens Energy AG *	45,227	7,705,777
		89,477,625

Greece 0.8%
Hellenic Telecommunications Organization SA	189,129	3,547,193
OPAP SA	189,185	3,812,256
		7,359,449

Hong Kong 0.4%
AIA Group Ltd.	90,400	1,042,988
Hong Kong Exchanges & Clearing Ltd.	24,600	1,356,224
WH Group Ltd.	1,388,000	1,637,973
		4,037,185

Indonesia 0.5%
Jardine Matheson Holdings Ltd.	63,600	4,635,036

Ireland 0.5%
Ryanair Holdings PLC	139,491	4,734,232

Italy 1.5%
Enel SpA	643,639	7,111,276
UniCredit SpA	85,391	7,441,486
		14,552,762

Japan 19.5%
Asics Corp.	170,200	4,097,170
Astellas Pharma, Inc.	498,100	6,928,514
Central Japan Railway Co.	299,000	8,341,522
Daiwa House Industry Co. Ltd.	243,000	8,279,998
Daiwa Securities Group, Inc.	253,000	2,465,329
Fast Retailing Co. Ltd.	2,900	1,106,445

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hitachi Construction Machinery Co. Ltd.	320,200	10,470,217
Hitachi Ltd.	283,000	9,820,131
Honda Motor Co. Ltd.	151,000	1,518,687
Hoya Corp.	41,403	6,945,594
Hulic Co. Ltd.	321,500	3,831,287
Inpex Corp.	477,372	10,695,146
Japan Airlines Co. Ltd.	412,800	7,799,941
Japan Post Insurance Co. Ltd.	58,200	1,802,574
Japan Tobacco, Inc.	162,500	5,873,020
KDDI Corp.	117,700	1,987,244
MatsukiyoCocokara & Co.	79,500	1,272,945
Mitsubishi Corp.	171,500	4,556,125
Mitsubishi UFJ Financial Group, Inc.	813,619	14,734,928
Nomura Holdings, Inc.	449,200	4,070,802
ORIX Corp.	310,500	9,462,609
Otsuka Holdings Co. Ltd.	138,300	8,279,797
Recruit Holdings Co. Ltd.	268,300	14,132,370
Sanrio Co. Ltd.	62,900	1,946,028
Seibu Holdings, Inc.	237,400	6,290,193
SoftBank Corp.	5,639,900	7,666,085
Sony Group Corp.	560,000	12,346,828
Sumitomo Mitsui Financial Group, Inc.	48,500	1,706,737
Tokio Marine Holdings, Inc.	89,800	3,347,074
Tokyo Electron Ltd.	4,900	1,305,648
ZOZO, Inc.	234,300	1,935,190
		185,016,178

Netherlands 5.9%
ABN AMRO Bank NV, GDR	109,673	4,040,709
AerCap Holdings NV	15,300	2,197,998
ASML Holding NV	20,268	29,062,391
Koninklijke Ahold Delhaize NV	302,023	11,809,142
Wolters Kluwer NV	98,322	9,232,729
		56,342,969

Norway 0.7%
DNB Bank ASA	201,851	5,787,742
Kongsberg Gruppen ASA	17,294	594,067
		6,381,809

Republic of Korea 3.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,847	1,101,910
Samsung Electronics Co. Ltd.	173,511	19,168,578
SK Hynix, Inc.	19,800	12,362,665
		32,633,153

Singapore 1.0%
DBS Group Holdings Ltd.	32,000	1,487,436
Oversea-Chinese Banking Corp. Ltd.	154,000	2,570,189
Yangzijiang Shipbuilding Holdings Ltd.	1,935,800	5,084,014
		9,141,639

South Africa 0.4%
Harmony Gold Mining Co. Ltd.	177,154	3,764,268

Spain 4.0%
Aena SME SA	287,486	8,928,611
Banco Santander SA	1,078,329	13,768,172
Industria de Diseno Textil SA	52,144	3,393,015
SECURITY	NUMBER OF SHARES	VALUE ($)
International Consolidated Airlines Group SA	1,604,175	9,216,110
Naturgy Energy Group SA	77,345	2,427,709
		37,733,617

Sweden 2.8%
Atlas Copco AB, A Shares	728,104	15,015,096
Sandvik AB	33,935	1,339,969
Telefonaktiebolaget LM Ericsson, B Shares	964,081	10,441,154
		26,796,219

Switzerland 10.9%
ABB Ltd.	171,587	14,773,301
Geberit AG	908	693,340
Holcim AG *	158,470	16,333,319
Logitech International SA	95,002	8,184,622
Nestle SA	114,343	10,911,354
Novartis AG	169,540	25,154,611
Roche Holding AG	50,387	22,912,962
Schindler Holding AG, Participation Certificates	12,659	4,884,379
		103,847,888

Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	238,000	13,160,425

United Kingdom 14.5%
AstraZeneca PLC	42,216	7,865,437
BAE Systems PLC	200,078	5,431,505
Barclays PLC	578,066	3,858,052
British American Tobacco PLC	97,309	5,878,788
Centrica PLC	613,238	1,605,770
Fresnillo PLC	151,794	7,475,333
Games Workshop Group PLC	36,596	8,537,411
GSK PLC	670,915	17,350,976
Howden Joinery Group PLC	45,863	525,402
HSBC Holdings PLC	1,100,213	19,408,776
IMI PLC	91,214	3,444,448
Imperial Brands PLC	356,727	15,024,551
NatWest Group PLC	1,333,143	12,151,307
Rolls-Royce Holdings PLC	793,365	13,262,663
Shell PLC	412,231	15,845,952
		137,666,371
Total Common Stocks (Cost $691,765,120)		948,255,023

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (a)	1,819,717	1,819,717
Total Short-Term Investments (Cost $1,819,717)		1,819,717
Total Investments in Securities (Cost $693,584,837)		950,074,740

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$636,011,199	$—	$636,011,199
Brazil	4,705,977	—	—	4,705,977
Canada	21,085,634	—	—	21,085,634
Greece	3,812,256	3,547,193	—	7,359,449
Japan	1,272,945	183,743,233	—	185,016,178
Netherlands	2,197,998	54,144,971	—	56,342,969
Spain	2,427,709	35,305,908	—	37,733,617
Short-Term Investments[1]	1,819,717	—	—	1,819,717
Total	$37,322,236	$912,752,504	$—	$950,074,740

[1]	As categorized in the Portfolio Holdings.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG87636JAN26